Summary of Aging of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 252,201	$ 263,210
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	255,029	263,349
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	197,310	194,649
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	44,565	58,141
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	9,814	9,283
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	3,340	1,276
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	2,828	139
Provision for Impairment [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	4
Provision for Impairment [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	25	1
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	2,284	112
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 515	$ 26